UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Growth Fund

Portfolio of Investments

March 31, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Information Technology – 22.0%
Communications Equipment – 3.3%
Juniper Networks, Inc.(a)	3,360	$141,389
QUALCOMM, Inc.	3,998	219,210
Riverbed Technology, Inc.(a)	2,026	76,279
ZTE Corp. - Class H	8,000	37,179

		474,057

Computers & Peripherals – 4.5%
Apple, Inc.(a)	1,345	468,665
EMC Corp.(a)	4,103	108,935
NetApp, Inc.(a)	1,392	67,067

		644,667

Electronic Equipment, Instruments & Components – 0.2%
Taiyo Yuden Co., Ltd.	2,000	26,788

Internet Software & Services – 1.6%
Google, Inc. - Class A(a)	381	223,346

IT Services – 4.0%
Accenture PLC	2,256	124,012
Cognizant Technology Solutions Corp. - Class A(a)	1,463	119,088
International Business Machines Corp.	1,388	226,341
Visa, Inc. - Class A	1,462	107,633

		577,074

Semiconductors & Semiconductor Equipment – 2.7%
ARM Holdings PLC	6,923	64,241
ASML Holding NV(a)	1,430	63,590
Broadcom Corp. - Class A	1,288	50,722
Marvell Technology Group Ltd.(a)	4,702	73,116
NVIDIA Corp.(a)	3,153	58,204
Samsung Electronics Co., Ltd.	86	72,925

		382,798

Software – 5.7%
Citrix Systems, Inc.(a)	1,057	77,647
Informatica Corp.(a)	788	41,157
Intuit, Inc.(a)	1,560	82,836
Microsoft Corp.	3,101	78,641
Oracle Corp.	7,417	247,505
Red Hat, Inc.(a)	2,144	97,316
Salesforce.com, Inc.(a)	746	99,651
VMware, Inc. - Class A(a)	1,134	92,467

		817,220

		3,145,950

Financials – 14.8%
Capital Markets – 4.1%
Credit Suisse Group AG	2,260	95,870
Franklin Resources, Inc.	1,506	188,371
Goldman Sachs Group, Inc. (The)	984	155,934

Company	Shares	U.S. $ Value

Julius Baer Group Ltd.	1,306	$56,541
Man Group PLC	22,155	87,300

		584,016

Commercial Banks – 7.7%
Banco Santander Brasil SA/Brazil	5,231	63,439
Chongqing Rural Commercial Bank(a)	149,000	102,289
CIMB Group Holdings Bhd	24,000	64,933
HDFC Bank Ltd.	1,878	98,996
Itau Unibanco Holding SA	5,499	131,021
Societe Generale	2,426	157,579
Standard Chartered PLC	8,374	217,212
Turkiye Halk Bankasi AS	11,031	85,014
Wells Fargo & Co.	5,684	180,183

		1,100,666

Diversified Financial Services – 1.8%
CME Group, Inc. - Class A	329	99,210
JPMorgan Chase & Co.	3,477	160,289

		259,499

Insurance – 1.2%
AIA Group Ltd.(a)	56,600	174,230

		2,118,411

Consumer Discretionary – 12.0%
Auto Components – 0.7%
Johnson Controls, Inc.	2,424	100,766

Automobiles – 1.6%
Daimler AG(a)	1,622	114,290
Honda Motor Co., Ltd.	2,900	107,746

		222,036

Distributors – 0.6%
Li & Fung Ltd.	18,000	91,936

Hotels, Restaurants & Leisure – 1.6%
Carnival PLC	2,356	92,677
Starwood Hotels & Resorts Worldwide, Inc.	804	46,729
Yum! Brands, Inc.	1,751	89,966

		229,372

Household Durables – 0.3%
Sony Corp.	1,300	41,465

Internet & Catalog Retail – 1.4%
Amazon.com, Inc.(a)	764	137,619
priceline.com, Inc.(a)	136	68,876

		206,495

Media – 2.5%
Comcast Corp. - Class A	1,509	37,303
News Corp. - Class A	4,386	77,018
Walt Disney Co. (The)	4,060	174,945
WPP PLC	5,842	71,996

		361,262

Company	Shares	U.S. $ Value

Multiline Retail – 1.0%
Kohl’s Corp.	1,853	$98,283
Target Corp.	851	42,559

		140,842

Specialty Retail – 1.6%
Belle International Holdings Ltd.	49,000	90,504
CarMax, Inc.(a)	2,302	73,894
Yamada Denki Co., Ltd.	980	65,858

		230,256

Textiles, Apparel & Luxury Goods – 0.7%
Cie Financiere Richemont SA	1,649	95,081

		1,719,511

Industrials – 11.8%
Aerospace & Defense – 1.9%
Safran SA	2,081	73,596
United Technologies Corp.	2,265	191,732

		265,328

Air Freight & Logistics – 1.1%
United Parcel Service, Inc. - Class B	2,129	158,227

Electrical Equipment – 2.4%
Cooper Industries PLC	1,508	97,869
Emerson Electric Co.	2,215	129,422
Schneider Electric SA	713	121,775

		349,066

Industrial Conglomerates – 0.5%
General Electric Co.	3,910	78,396

Machinery – 4.4%
Atlas Copco AB - Class A	5,152	136,820
China Rongsheng Heavy Industry Group Co., Ltd.(a)	22,500	19,583
Danaher Corp.	3,279	170,180
Deere & Co.	1,220	118,206
Fanuc Corp.	800	120,925
Flowserve Corp.	534	68,779

		634,493

Professional Services – 0.4%
Experian PLC	4,039	50,007

Trading Companies & Distributors – 0.8%
Mitsui & Co., Ltd.	6,700	119,956

Transportation Infrastructure – 0.3%
China Merchants Holdings International Co., Ltd.	10,000	42,241

		1,697,714

Energy – 10.5%
Energy Equipment & Services – 3.1%
Cameron International Corp.(a)	2,954	168,673
Petroleum Geo-Services ASA(a)	6,509	104,077

Company	Shares	U.S. $ Value

Schlumberger Ltd.	1,822	$169,920

		442,670

Oil, Gas & Consumable Fuels – 7.4%
African Petroleum Corp., Ltd.(a) (b)	59,062	62,924
BG Group PLC	5,037	125,046
Noble Energy, Inc.	1,218	117,720
OGX Petroleo e Gas Participacoes SA(a)	6,531	78,605
Petroleo Brasileiro SA (ADR)	4,828	195,196
Suncor Energy, Inc. (New York)	4,331	194,202
Tullow Oil PLC	6,275	145,609
Woodside Petroleum Ltd.	3,006	145,528

		1,064,830

		1,507,500

Materials – 10.3%
Chemicals – 1.2%
K&S AG	1,025	77,291
Lanxess AG	1,209	90,612

		167,903

Construction Materials – 1.0%
CRH PLC (London)	2,831	64,986
HeidelbergCement AG	1,200	83,445

		148,431

Metals & Mining – 8.1%
African Minerals Ltd.(a)	9,726	78,090
Angang Steel Co., Ltd. - Class H	40,000	54,453
BHP Billiton PLC	4,352	172,301
Freeport-McMoRan Copper & Gold, Inc.	3,390	188,315
Lynas Corp. Ltd.(a)	46,437	108,169
Rio Tinto PLC	3,367	238,041
Teck Resources Ltd.	2,240	118,735
Vale SA (Sponsored ADR) - Class B	5,823	194,197

		1,152,301

		1,468,635

Health Care – 8.5%
Biotechnology – 0.6%
Human Genome Sciences, Inc.(a)	2,903	79,687

Health Care Equipment & Supplies – 0.9%
Covidien PLC	2,622	136,187

Health Care Providers & Services – 3.0%
Express Scripts, Inc. - Class A(a)	3,339	185,682
Fresenius Medical Care AG & Co. KGaA	1,664	111,633
McKesson Corp.	1,649	130,354

		427,669

Pharmaceuticals – 4.0%
Allergan, Inc.	1,886	133,944
Merck & Co., Inc.	3,059	100,977
Mitsubishi Tanabe Pharma Corp.	6,400	103,779
Shire PLC	5,349	155,268

Company	Shares	U.S. $ Value

Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,466	$73,549

		567,517

		1,211,060

Consumer Staples – 6.4%
Beverages – 1.9%
Anheuser-Busch InBev NV	2,192	124,970
PepsiCo, Inc.	2,219	142,926

		267,896

Food & Staples Retailing – 1.3%
Kroger Co. (The)	3,034	72,725
Tesco PLC	18,669	114,042

		186,767

Food Products – 0.5%
China Yurun Food Group Ltd.	4,000	13,432
Danone	1,016	66,308

		79,740

Household Products – 1.2%
Procter & Gamble Co. (The)	2,800	172,480

Tobacco – 1.5%
Altria Group, Inc.	2,774	72,207
British American Tobacco PLC	3,539	141,906

		214,113

		920,996

Total Common Stocks (cost $9,787,269)		13,789,777

WARRANTS – 1.6%
Financials – 1.0%
Sberbank of Russian Federation, Deutsche Bank AG London, expiring 2/28/18(a)	38,541	144,922

Information Technology – 0.6%
HTC Corp., Macquarie Bank Ltd., expiring 9/06/12(a)	2,200	86,054

Total Warrants (cost $188,098)		230,976

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16%(c) (cost $451,211)	451,211	451,211

U.S. $ Value

Total Investments – 101.1% (cost $10,426,578)(d)	$14,471,964
Other assets less liabilities – (1.1)%	(153,809)

Net Assets – 100.0%	$14,318,155

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)

Purchased Contracts
EURO STOXX 50 Index Futures	3	June 2011	$119,155	$120,916	$1,761
S&P 500 E-Mini Futures	3	June 2011	192,538	198,150	5,612

					$7,373

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)

Buy Contracts:
Brown Brothers Harriman & Co.:
Euro settling 5/16/11	58	$82,352	$82,130	$(222)
Great British Pound settling 5/16/11	55	88,712	88,184	(528)
Japanese Yen settling 5/16/11	3,162	37,783	38,023	240
Credit Suisse First Boston:
Euro settling 5/16/11	122	173,001	172,758	(243)
Deutsche Bank:
Euro settling 5/16/11	1,361	1,858,997	1,927,241	68,244
Norwegian Krone settling 5/16/11	6,336	1,074,233	1,143,071	68,838
Swiss Franc settling 5/16/11	1,322	1,372,594	1,439,705	67,111
HSBC Securities Inc.:
Euro settling 5/16/11	637	859,651	902,023	42,372
UBS Securities LLC:
Japanese Yen settling 5/16/11	54,238	659,216	652,214	(7,002)
New Zealand Dollar settling 5/16/11	595	456,030	452,736	(3,294)
Swedish Krona settling 5/16/11	4,975	771,497	786,484	14,987
Sale Contracts:
Barclays Capital Inc.:
New Zealand Dollar settling 5/16/11	478	356,927	363,693	(6,766)
Brown Brothers Harriman & Co.:
Great British Pound settling 5/16/11	73	119,439	117,045	2,394
New Zealand Dollar settling 5/16/11	117	86,605	89,043	(2,438)
Norwegian Krone settling 5/16/11	394	70,491	71,082	(591)
Norwegian Krone settling 5/16/11	257	44,064	46,365	(2,301)
Norwegian Krone settling 5/16/11	2,076	358,617	374,529	(15,912)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)

Swedish Krona settling 5/16/11	603	$95,596	$95,327	$269
Swiss Franc settling 5/16/11	2	1,983	2,073	(90)
Citibank:
Canadian Dollar settling 5/16/11	193	193,825	198,887	(5,062)
Deutsche Bank:
Euro settling 5/16/11	2,056	2,743,156	2,911,393	(168,237)
HSBC Securities Inc.:
Swiss Franc settling 5/16/11	1,072	1,107,266	1,167,445	(60,179)
UBS Securities LLC:
Australian Dollar settling 5/16/11	239	238,964	245,893	(6,929)
Canadian Dollar settling 5/16/11	89	89,375	91,714	(2,339)
Great British Pound settling 5/16/11	463	746,265	743,130	3,135

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,118,253 and gross unrealized depreciation of investments was $(72,867), resulting in net unrealized appreciation of $4,045,386.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Global Growth Fund

Portfolio Summary

March 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

50.9%	United States
11.6%	United Kingdom
4.6%	Brazil
4.1%	Japan
3.3%	Germany
2.9%	France
2.5%	China
2.2%	Australia
2.2%	Canada
1.8%	Hong Kong
1.8%	Ireland
1.7%	Switzerland
1.0%	Russia
6.3%	Other
3.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Belgium, India, Israel, Malaysia, Netherlands, Norway, South Korea, Sweden, Taiwan and Turkey.

AllianceBernstein Global Growth Fund

March 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks:
Information Technology	$2,881,227	$264,723		$-0-	$3,145,950
Financials	1,080,736	1,037,675		-0-	2,118,411
Consumer Discretionary	947,958	771,553		-0-	1,719,511
Industrials	1,032,395	665,319		-0-	1,697,714
Energy	924,316	520,260		62,924	1,507,500
Materials	579,337	889,298		-0-	1,468,635
Health Care	840,380	370,680		-0-	1,211,060
Consumer Staples	460,338	460,658		-0-	920,996
Warrants	-0-	-0-		230,976	230,976
Short-Term Investments	451,211	-0-		-0-	451,211

Total Investments in Securities	9,197,898	4,980,166	†	293,900	14,471,964
Other Financial Instruments*:

Assets
Futures Contracts	7,373	-0-		-0-	7,373
Forward Currency Exchange Contracts	-0-	267,590		-0-	267,590

Liabilities
Forward Currency Exchange Contracts	-0-	(282,133)		-0-	(282,133)

Total	$9,205,271	$4,965,623		$293,900	$14,464,794

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Materials	Warrants	Total
Balance as of 6/30/10	$-0-	$81,371	$214,865	$296,236
Accrued discounts/ (premiums)	- 0 -	- 0 -	- 0 -	- 0 -
Realized gain (loss)	- 0 -	53,740	45,362	99,102
Change in unrealized appreciation/ depreciation	- 0 -	38,138	97,759	135,897
Purchases	- 0 -	- 0 -	347,531	347,531
Sales	- 0 -	(110,325)	(474,541)	(584,866)
Transfers into Level 3	62,924	- 0 -	- 0 -	62,924
Transfers out of Level 3	- 0 -	(62,924)	- 0 -	(62,924)

Balance as of 3/31/11	$62,924	$-0-	$230,976	$293,900

Net change in unrealized appreciation/depreciation from investments held as of 3/31/11	$38,138	$-0-	$97,759	$135,897

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 26, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 26, 2011